Debt - Future minimum repayments (Details)	Mar. 31, 2020 USD ($)
Debt
2020	$ 28,993,661	[1]
2021	21,906,236
2022	17,281,236
2023	17,281,236
2024	133,783,688
Total long-term debt	$ 219,246,057

[1]	Nine-month period ending December 31, 2020